Condensed Financial Information of the Parent Company - Condensed Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 4,434,525	$ 624,590	¥ 7,097,938	¥ 2,997,212
Prepayments and other assets	2,794,259	393,563	2,602,927
Total current assets	12,635,229	1,779,635	13,785,635
Total non-current assets	31,959,145	4,501,351	32,262,714
Total assets	44,594,374	6,280,986	46,048,349
Current liabilities:
Convertible senior notes	2,802,442	394,716	8,305,447
Total current liabilities	22,341,534	3,146,739	28,130,018
Non-current liabilities:
Convertible senior notes	10,946,436	1,541,774	17,873,726
Total non-current liabilities	10,067,925	1,418,038	11,574,892
Total liabilities	32,409,459	4,564,777	39,704,910
Commitments and contingencies
Shareholders’ equity:
Additional paid-in capital	54,971,469	7,742,569	50,885,688
Accumulated deficit	(44,573,428)	(6,278,036)	(46,498,897)
Accumulated other comprehensive income	1,688,047	237,756	1,863,454
Total liabilities and shareholders' equity	44,594,374	6,280,986	46,048,349
Class A Ordinary Shares
Shareholders’ equity:
Ordinary shares, value	237	34	194
Class B Ordinary Shares
Shareholders’ equity:
Ordinary shares, value	193	27	193
iQIYI, INC
Current assets:
Cash and cash equivalents	401,002	56,480	4,334,968
Prepayments and other assets	4,725	666	20,751
Amounts due from entities within the Group	22,653,118	3,190,625	19,925,446
Total current assets	23,058,845	3,247,771	24,281,165
Total non-current assets	0	0	0
Total assets	23,058,845	3,247,771	24,281,165
Current liabilities:
Convertible senior notes	2,802,442	394,716	8,305,447
Accrued expenses and other liabilities	25,891	3,647	156,807
Total current liabilities	2,828,333	398,363	8,462,254
Non-current liabilities:
Convertible senior notes	8,143,994	1,147,058	9,568,279
Total non-current liabilities	8,143,994	1,147,058	9,568,279
Total liabilities	10,972,327	1,545,421	18,030,533
Commitments and contingencies
Shareholders’ equity:
Additional paid-in capital	54,971,469	7,742,569	50,885,688
Accumulated deficit	(44,573,428)	(6,278,036)	(46,498,897)
Accumulated other comprehensive income	1,688,047	237,756	1,863,454
Total shareholders’ equity	12,086,518	1,702,350	6,250,632
Total liabilities and shareholders' equity	23,058,845	3,247,771	24,281,165
iQIYI, INC | Class A Ordinary Shares
Shareholders’ equity:
Ordinary shares, value	237	34	194
iQIYI, INC | Class B Ordinary Shares
Shareholders’ equity:
Ordinary shares, value	¥ 193	$ 27	¥ 193